DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communications - 13.9%
Alphabet, Inc. - Class A (a)	8,290	$ 14,529,386
Alphabet, Inc. - Class C (a)	6,941	12,159,799
DISH Network Corporation - Class A (a)	293,407	9,488,782
Liberty Broadband Corporation - Series C (a)	103,475	16,387,336
T-Mobile US, Inc. (a)	160,897	21,696,960
Uber Technologies, Inc. (a)	179,019	9,129,969
Walt Disney Company (The) (a)	93,875	17,008,273
		100,400,505
Consumer Discretionary - 11.2%
Amazon.com, Inc. (a)	6,552	21,339,406
CarMax, Inc. (a)	139,983	13,222,794
Home Depot, Inc. (The)	35,678	9,476,790
MercadoLibre, Inc. (a)	5,315	8,903,794
NIKE, Inc. - Class B	96,606	13,666,851
TJX Companies, Inc. (The)	207,349	14,159,863
		80,769,498
Consumer Staples - 3.0%
Nestlé S.A. - ADR	100,638	11,855,156
PepsiCo, Inc.	65,734	9,748,352
		21,603,508
Financials - 14.1%
Aon plc - Class A	60,100	12,697,327
Berkshire Hathaway, Inc. - Class B (a)	82,053	19,025,629
Brookfield Asset Management, Inc. - Class A	582,403	24,035,772
Charles Schwab Corporation (The)	282,887	15,004,327
JPMorgan Chase & Company	116,788	14,840,251
Markel Corporation (a)	15,757	16,281,708
		101,885,014
Health Care - 12.9%
Abbott Laboratories	103,075	11,285,682
Becton, Dickinson and Company	44,474	11,128,284
Danaher Corporation	115,041	25,555,208
Illumina, Inc. (a)	30,448	11,265,760
Johnson & Johnson	99,285	15,625,473
Medtronic plc	92,610	10,848,336
Vertex Pharmaceuticals, Inc. (a)	29,906	7,067,984
		92,776,727
Industrials - 3.8%
Honeywell International, Inc.	65,415	13,913,770

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 3.8% (Continued)
Union Pacific Corporation	65,908	$ 13,723,364
		27,637,134
Materials - 8.3%
Air Products & Chemicals, Inc.	64,490	17,619,958
Ball Corporation	115,660	10,777,199
Martin Marietta Materials, Inc.	43,247	12,280,850
Sherwin-Williams Company (The)	25,703	18,889,392
		59,567,399
Real Estate - 3.1%
American Tower Corporation	98,746	22,164,527

Technology - 25.7%
Accenture plc - Class A	79,405	20,741,380
Adobe, Inc. (a)	50,230	25,121,028
Apple, Inc.	179,128	23,768,494
Broadcom, Inc.	29,532	12,930,586
FleetCor Technologies, Inc. (a)	54,271	14,806,757
Mastercard, Inc. - Class A	59,045	21,075,522
Microsoft Corporation	108,857	24,211,974
Moody's Corporation	36,170	10,497,981
Sony Corporation - ADR	119,530	12,084,483
Visa, Inc. - Class A	92,686	20,273,209
		185,511,414

Total Common Stocks (Cost $366,829,752)		$ 692,315,726

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Value
iShares Nasdaq Biotechnology ETF (Cost $9,000,550)	64,546	$ 9,778,074

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.03% (b) (Cost $10,231,059)	10,231,059	$ 10,231,059

Total Investments at Value - 98.8% (Cost $386,061,361)		$ 712,324,859

Other Assets in Excess of Liabilities - 1.2%		8,999,531

Net Assets - 100.0%		$ 721,324,390

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2020.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communications - 6.6%
Alphabet, Inc. - Class A (a)	6,504	$ 11,399,171
Comcast Corporation - Class A	504,479	26,434,700
Verizon Communications, Inc.	177,366	10,420,252
		48,254,123
Consumer Discretionary - 5.1%
Cannae Holdings, Inc. (a)	260,326	11,524,632
Lowe's Companies, Inc.	62,548	10,039,580
McDonald's Corporation	74,202	15,922,265
		37,486,477
Consumer Staples - 14.5%
Anheuser-Busch InBev S.A./N.V. - ADR	300,915	21,036,968
Bunge Ltd.	271,802	17,824,775
Diageo plc - ADR	133,076	21,133,799
PepsiCo, Inc.	119,562	17,731,044
Philip Morris International, Inc.	196,772	16,290,754
Tyson Foods, Inc. - Class A	176,565	11,377,849
		105,395,189
Energy - 3.2%
Chevron Corporation	121,084	10,225,544
Enbridge, Inc.	406,546	13,005,406
		23,230,950
Financials - 21.5%
Berkshire Hathaway, Inc. - Class B (a)	83,352	19,326,828
Brookfield Asset Management, Inc. - Class A	689,088	28,438,662
Capital One Financial Corporation	184,229	18,211,037
Fairfax Financial Holdings Ltd.	41,967	14,308,229
Fidelity National Financial, Inc.	642,378	25,110,556
JPMorgan Chase & Company	180,066	22,880,986
Markel Corporation (a)	17,063	17,631,198
Truist Financial Corporation	228,199	10,937,578
		156,845,074
Health Care - 7.8%
Bristol-Myers Squibb Company	226,358	14,040,987
Johnson & Johnson	151,911	23,907,753
Medtronic plc	158,815	18,603,589
		56,552,329
Industrials - 17.0%
3M Company	106,157	18,555,182
Deere & Company	53,383	14,362,696
L3Harris Technologies, Inc.	71,660	13,545,173

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Norfolk Southern Corporation	68,159	$ 16,195,260
TE Connectivity Ltd.	145,015	17,556,966
United Parcel Service, Inc. - Class B	132,650	22,338,260
Watsco, Inc.	93,164	21,106,305
		123,659,842
Materials - 1.7%
Newmont Corporation	204,308	12,236,006

Real Estate - 8.8%
Crown Castle International Corporation	91,918	14,632,426
Gaming and Leisure Properties, Inc.	374,419	15,875,363
Lamar Advertising Company - Class A	284,045	23,638,225
W.P. Carey, Inc.	135,517	9,564,790
		63,710,804
Technology - 7.2%
Microsoft Corporation	82,296	18,304,276
QUALCOMM, Inc.	123,088	18,751,226
Sony Corporation - ADR	155,347	15,705,582
		52,761,084
Utilities - 3.9%
Dominion Energy, Inc.	225,731	16,974,971
NextEra Energy, Inc.	151,076	11,655,514
		28,630,485

Total Common Stocks (Cost $549,957,056)		$ 708,762,363

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.03% (b) (Cost $19,640,828)	19,640,828	$ 19,640,828

Total Investments at Value - 100.0% (Cost $569,597,884)		$ 728,403,191

Liabilities in Excess of Other Assets - (0.0%) (c)		(108,013)

Net Assets - 100.0%		$ 728,295,178

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2020.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communications - 13.9%
Altice USA, Inc. - Class A (a)	555,409	$ 21,033,339
DISH Network Corporation - Class A (a)	1,137,787	36,796,032
Take-Two Interactive Software, Inc. (a)	128,233	26,645,535
		84,474,906
Consumer Discretionary - 26.3%
Cannae Holdings, Inc. (a)	560,351	24,806,739
CarMax, Inc. (a)	203,830	19,253,782
DraftKings, Inc. - Class A (a)	282,846	13,169,310
Etsy, Inc. (a)	163,013	29,001,643
Hilton Worldwide Holdings, Inc.	142,996	15,909,735
Live Nation Entertainment, Inc. (a)	192,241	14,125,869
MercadoLibre, Inc. (a)	13,071	21,896,800
O'Reilly Automotive, Inc. (a)	47,551	21,520,156
		159,684,034
Financials - 16.9%
Brookfield Asset Management, Inc. - Class A	791,144	32,650,513
Fairfax Financial Holdings Ltd.	51,278	17,482,721
Fidelity National Financial, Inc.	690,050	26,974,055
Markel Corporation (a)	24,847	25,674,405
		102,781,694
Health Care - 3.2%
Align Technology, Inc. (a)	36,156	19,321,043

Industrials - 12.3%
Colfax Corporation (a)	577,237	22,073,543
Evoqua Water Technologies Corporation (a)	368,312	9,937,058
Watsco, Inc.	87,416	19,804,095
Xylem, Inc.	224,492	22,851,040
		74,665,736
Materials - 7.4%
Martin Marietta Materials, Inc.	71,088	20,186,859
Sherwin-Williams Company (The)	33,411	24,554,078
		44,740,937
Real Estate - 7.2%
American Tower Corporation	124,589	27,965,247
Lamar Advertising Company - Class A	190,442	15,848,583
		43,813,830
Technology - 9.7%
Autodesk, Inc. (a)	67,113	20,492,283
Black Knight, Inc. (a)	239,209	21,134,115

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Technology - 9.7% (Continued)
Intuit, Inc.	45,549	$ 17,301,788
58,928,186

Total Common Stocks (Cost $389,571,431)		$ 588,410,366

MONEY MARKET FUNDS - 3.1%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.03% (b) (Cost $18,896,470)	18,896,470	$ 18,896,470

Total Investments at Value - 100.0% (Cost $408,467,901)		$ 607,306,836

Liabilities in Excess of Other Assets - (0.0%) (c)		(32,315)

Net Assets - 100.0%		$ 607,274,521

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2020.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Communications - 9.8%
Cable One, Inc.	3,357	$ 7,478,456
Liberty Latin America Ltd. - Class C (a)	969,576	10,752,598
Shenandoah Telecommunications Company	218,349	9,443,594
Switch, Inc. - Class A	703,796	11,521,141
		39,195,789
Consumer Discretionary - 28.6%
American Woodmark Corporation (a)	100,273	9,410,621
Builders FirstSource, Inc. (a)	391,598	15,981,114
Cannae Holdings, Inc. (a)	575,613	25,482,388
GAN Ltd. (a)	369,308	7,489,566
Hanesbrands, Inc.	776,701	11,324,301
Monarch Casino & Resort, Inc. (a)	397,244	24,319,278
Norwegian Cruise Line Holdings Ltd. (a)	410,000	10,426,300
OneSpaWorld Holdings Ltd.	978,151	9,918,451
		114,352,019
Consumer Staples - 7.5%
Bunge Ltd.	130,000	8,525,400
J&J Snack Foods Corporation	76,038	11,814,024
Seaboard Corporation	3,254	9,862,874
		30,202,298
Energy - 2.0%
Cabot Oil & Gas Corporation	500,000	8,140,000

Financials - 15.3%
Diamond Hill Investment Group, Inc.	76,614	11,436,172
Foley Trasimene Acquisition Corporation (a)	850,000	10,115,000
Kinsale Capital Group, Inc.	16,917	3,385,599
Live Oak Bancshares, Inc.	139,275	6,609,992
Stewart Information Services Corporation	332,084	16,059,582
TowneBank	323,732	7,601,227
Trebia Acquisition Corporation (a)	500,000	5,780,000
		60,987,572
Industrials - 15.7%
Casella Waste Systems, Inc. - Class A (a)	159,012	9,850,793
Chart Industries, Inc. (a)	60,000	7,067,400
Colfax Corporation (a)	396,992	15,180,974
Evoqua Water Technologies Corporation (a)	769,579	20,763,242
Watsco, Inc.	42,896	9,718,089
		62,580,498

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Materials - 6.8%
Fortuna Silver Mines, Inc. (a)	878,251	$ 7,236,788
MAG Silver Corporation (a)	407,434	8,360,546
NewMarket Corporation	29,186	11,624,492
		27,221,826
Real Estate - 5.6%
FRP Holdings, Inc. (a)	118,860	5,414,073
Lamar Advertising Company - Class A	188,874	15,718,094
Radius Global Infrastructure, Inc. – Class A (a)	100,000	1,285,000
		22,417,167
Technology - 3.9%
Sonos, Inc. (a)	316,970	7,413,928
Verra Mobility Corporation (a)	599,260	8,042,069
		15,455,997

Total Common Stocks (Cost $279,140,529)		$ 380,553,166

MONEY MARKET FUNDS - 4.7%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.03% (b) (Cost $18,606,970)	18,606,970	$ 18,606,970

Total Investments at Value - 99.9% (Cost $297,747,499)		$ 399,160,136

Other Assets in Excess of Liabilities - 0.1%		510,107

Net Assets - 100.0%		$ 399,670,243

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2020.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 64.4%	Shares	Value
Communications - 3.8%
Alphabet, Inc. - Class A (a)	925	$ 1,621,192
Comcast Corporation - Class A	72,401	3,793,812
Verizon Communications, Inc.	25,334	1,488,373
		6,903,377
Consumer Discretionary - 5.1%
Cannae Holdings, Inc. (a)	86,593	3,833,472
Hanesbrands, Inc.	112,905	1,646,155
Lowe's Companies, Inc.	8,846	1,419,871
McDonald's Corporation	10,246	2,198,587
		9,098,085
Consumer Staples - 9.6%
Anheuser-Busch InBev S.A./N.V. - ADR	42,376	2,962,506
Bunge Ltd.	39,012	2,558,407
Diageo plc - ADR	18,672	2,965,301
Ingredion, Inc.	13,155	1,034,904
PepsiCo, Inc.	16,526	2,450,806
Philip Morris International, Inc.	27,471	2,274,324
Tyson Foods, Inc. - Class A	24,894	1,604,169
Universal Corporation	31,964	1,553,770
		17,404,187
Energy - 2.3%
Chevron Corporation	16,932	1,429,908
Enbridge, Inc.	57,275	1,832,227
Enterprise Products Partners, L.P.	45,067	882,863
		4,144,998
Financials - 14.5%
Berkshire Hathaway, Inc. - Class B (a)	11,473	2,660,244
Brookfield Asset Management, Inc. - Class A	97,228	4,012,599
Capital One Financial Corporation	24,967	2,467,988
Diamond Hill Investment Group, Inc.	11,715	1,748,698
Fairfax Financial Holdings Ltd.	5,756	1,962,451
Fidelity National Financial, Inc.	94,131	3,679,581
JPMorgan Chase & Company	25,480	3,237,744
Markel Corporation (a)	2,366	2,444,788
Stewart Information Services Corporation	50,417	2,438,166
Truist Financial Corporation	31,833	1,525,756
		26,178,015
Health Care - 4.4%
Bristol-Myers Squibb Company	32,006	1,985,332
Johnson & Johnson	21,433	3,373,125

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Health Care - 4.4% (Continued)
Medtronic plc	22,304	$ 2,612,691
		7,971,148
Industrials - 9.5%
3M Company	15,092	2,637,931
Deere & Company	7,738	2,081,909
L3Harris Technologies, Inc.	10,096	1,908,346
Norfolk Southern Corporation	9,678	2,299,589
TE Connectivity Ltd.	19,630	2,376,604
United Parcel Service, Inc. - Class B	17,565	2,957,946
Watsco, Inc.	13,056	2,957,837
		17,220,162
Materials - 1.0%
Newmont Corporation	28,611	1,713,513

Real Estate - 4.9%
Crown Castle International Corporation	12,840	2,044,000
Gaming and Leisure Properties, Inc.	53,118	2,252,187
Lamar Advertising Company - Class A	39,607	3,296,094
W.P. Carey, Inc.	18,598	1,312,647
		8,904,928
Technology - 4.2%
Microsoft Corporation	11,293	2,511,789
QUALCOMM, Inc.	17,205	2,621,010
Sony Corporation - ADR	24,392	2,466,031
		7,598,830
Utilities - 5.1%
Brookfield Infrastructure Partners, L.P.	41,245	2,037,503
Brookfield Renewable Partners, L.P.	77,000	3,322,528
Dominion Energy, Inc.	30,720	2,310,144
NextEra Energy, Inc.	20,584	1,588,055
		9,258,230

Total Common Stocks (Cost $96,383,896)		$ 116,395,473

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
Utilities Select Sector SPDR Fund (The) (Cost $656,257)	13,027	$ 816,793

FIXED RATE CORPORATE BONDS - 21.5%	Par Value	Value
Communications - 1.5%
Walt Disney Company (The), 3.35%, due 03/24/2025	$ 2,505,000	$ 2,777,024

Consumer Staples - 2.4%
Altria Group, Inc., 4.75%, due 05/05/2021	1,500,000	1,521,616
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,536,784
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,235,238
		4,293,638
Energy - 4.8%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	2,000,000	2,238,673
Halliburton Company, 3.80%, due 11/15/2025	2,325,000	2,607,541
MPLX, L.P., 4.13%, due 03/01/2027	3,250,000	3,748,339
		8,594,553
Financials - 2.1%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,263,164
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,495,165
		3,758,329
Health Care - 2.8%
Amgen, Inc., 2.20%, due 02/21/2027	2,000,000	2,144,025
CVS Health Corporation, 3.00%, due 08/15/2026	2,600,000	2,876,920
		5,020,945
Industrials - 3.1%
General Dynamics Corporation, 3.38%, due 05/15/2023	3,250,000	3,475,424
John Deere Capital Corporation, 2.60%, due 03/07/2024	2,000,000	2,141,293
		5,616,717
Materials - 1.2%
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	2,000,000	2,259,477

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 21.5%	Par Value	Value
Technology - 3.6%
Fiserv, Inc., 3.20%, due 07/01/2026	$ 2,225,000	$ 2,492,401
Oracle Corporation, 3.63%, due 07/15/2023	1,500,000	1,625,950
PayPal Holdings, Inc., 2.40%, due 10/01/2024	2,250,000	2,404,419
		6,522,770

Total Fixed Rate Corporate Bonds (Cost $36,303,593)		$ 38,843,453

VARIABLE RATE CORPORATE BONDS (b) - 4.2%	Par Value	Value
Consumer Staples - 0.7%
Campbell Soup Company, 0.847% (3MO LIBOR + 63), due 03/15/2021	$ 1,250,000	$ 1,251,118

Energy - 2.0%
BP Capital Markets plc, 0.889% (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,753,845
ConocoPhillips Company, 1.121% (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,762,717
		3,516,562
Financials - 0.8%
JPMorgan Chase & Company, 1.705% (3MO LIBOR + 148), due 03/01/2021	1,500,000	1,501,632

Materials - 0.7%
Vulcan Materials Company, 0.875% (3MO LIBOR + 65), due 03/01/2021	1,275,000	1,275,540

Total Variable Rate Corporate Bonds (Cost $7,545,589)		$ 7,544,852

U.S. TREASURY OBLIGATIONS- 7.6%	Par Value	Value
U.S. Treasury Notes - 7.6%
3.125%, due 05/15/2021	$ 2,750,000	$ 2,780,078
2.75%, due 06/30/2025	4,810,000	5,333,651
2.875%, due 08/15/2028	4,785,000	5,558,264
Total U.S. Treasury Obligations (Cost $12,353,863)		$ 13,671,993

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.03% (c) (Cost $2,927,300)	2,927,300	$ 2,927,300

Total Investments at Value - 99.8% (Cost $156,170,498)		$ 180,199,864

Other Assets in Excess of Liabilities - 0.2%		424,475

Net Assets - 100.0%		$ 180,624,339

ADR	- American Depositary Receipt.
LIBOR	- London Interbank Offered Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2020. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2020 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs
  Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments and the inputs used to value the investments as of December 31, 2020 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$692,315,726	$—	$—	$692,315,726
Exchange-Traded Funds	9,778,074	—	—	9,778,074
Money Market Funds	10,231,059	—	—	10,231,059
Total	$712,324,859	$—	$—	$712,324,859

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$708,762,363	$—	$—	$708,762,363
Money Market Funds	19,640,828	—	—	19,640,828
Total	$728,403,191	$—	$—	$728,403,191

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$588,410,366	$—	$—	$588,410,366
Money Market Funds	18,896,470	—	—	18,896,470
Total	$607,306,836	$—	$—	$607,306,836

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$380,553,166	$—	$—	$380,553,166
Money Market Funds	18,606,970	—	—	18,606,970
Total	$399,160,136	$—	$—	$399,160,136

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$116,395,473	$—	$—	$116,395,473
Exchange-Traded Funds	816,793	—	—	816,793
Fixed Rate Corporate Bonds	—	38,843,453	—	38,843,453
Variable Rate Corporate Bonds	—	7,544,852	—	7,544,852
U.S. Treasury Obligations	—	13,671,993	—	13,671,993
Money Market Funds	2,927,300	—	—	2,927,300
Total	$120,139,566	$60,060,298	$—	$180,199,864

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended December 31, 2020.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2020:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$386,073,839	$569,667,655	$409,022,141

Gross unrealized appreciation	$326,755,503	$179,691,676	$215,831,871
Gross unrealized depreciation	(504,483)	(20,956,140)	(17,547,176)

Net unrealized appreciation	$326,251,020	$158,735,536	$198,284,695

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$302,455,249	$156,105,429

Gross unrealized appreciation	$103,124,501	$28,022,410
Gross unrealized depreciation	(6,419,614)	(3,927,975)

Net unrealized appreciation	$96,704,887	$24,094,435

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2020, Davenport Core Fund had 25.7% of the value of its net assets invested in stocks within the Technology sector, Davenport Equity Opportunities Fund had 26.3% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Davenport Small Cap Focus Fund had 28.6% of the value of its net assets invested in stocks within the Consumer Discretionary sector.